Shareholder Fees	Apr. 30, 2026 USD ($)
WCM Focused International Growth Fund | Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Focused International Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Focused Emerging Markets Fund | Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Focused Emerging Markets Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM International Small Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Small Cap Growth Fund | Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Small Cap Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM China Quality Growth Fund | Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM China Quality Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Focused International Equity Fund | Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Focused International Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Focused International Opportunities Fund | Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Focused International Opportunities Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Mid Cap Quality Value Fund | Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Mid Cap Quality Value Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Mid Cap Quality Value Fund | Class Y Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Focused Emerging Markets ex China Fund | Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Focused Emerging Markets ex China Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Select Global Growth Fund | Investor Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15
WCM Select Global Growth Fund | Institutional Class Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Wire fee	$ 20
Overnight check delivery fee	25
Shareholder Fee, Other	$ 15